CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENT OF CASH FLOWS
Interest paid	€ 406	€ 556	€ 323